Pension schemes (Tables)	12 Months Ended
Dec. 31, 2023
Pension schemes
Schedule of pension expense excluding interest amounts

	2021 £m	2022 £m	2023 £m
Defined benefit pension expense	24	19	5
Defined contribution pension expense	109	131	137
Total	133	150	142

Schedule of defined benefit pension schemes

	2021			2022			2023
	UK £m	US £m	Total £m	UK £m	US £m	Total £m	UK £m	US £m	Total £m
Service cost	21	3	24	16	3	19	2	3	5
Defined benefit pension expense	21	3	24	16	3	19	2	3	5
Net interest on net defined benefit obligation	8	1	9	4	1	5	1	-	1
Net defined benefit pension expense	29	4	33	20	4	24	3	3	6

Summary of defined benefit pension assumptions

AS AT 31 DECEMBER	2021		2022		2023
	UK	US	UK	US	UK	US
Discount rate	1.95%	2.80%	4.90%	5.35%	4.60%	5.05%
Inflation	3.30%	2.50%	3.20%	2.50%	3.05%	2.50%

Summary of average life expectancy assumptions

AS AT 31 DECEMBER 2021	Male average life expectancy		Female average life expectancy
	UK	US	UK	US
Member currently aged 60 years	85	86	89	88
Member currently aged 45 years	87	86	90	89

AS AT 31 DECEMBER 2022	Male average life expectancy		Female average life expectancy
	UK	US	UK	US
Member currently aged 60 years	85	86	89	88
Member currently aged 45 years	87	86	90	89

AS AT 31 DECEMBER 2023	Male average life expectancy		Female average life expectancy
	UK	US	UK	US
Member currently aged 60 years	85	86	88	88
Member currently aged 45 years	86	86	90	89

Amounts recognised in the statement of financial position in respect of defined

	2022			2023
	UK £m	US £m	Total £m	UK £m	US £m	Total £m
Defined benefit obligation
At start of year	(4,629)	(992)	(5,621)	(2,887)	(865)	(3,752)
Service cost	(16)	(3)	(19)	(2)	(3)	(5)
Interest on pension scheme liabilities	(89)	(29)	(118)	(138)	(43)	(181)
Actuarial gains/(losses) on financial assumptions	1,809	224	2,033	(61)	(19)	(80)
Actuarial gains/(losses) arising from experience assumptions	(81)	(7)	(88)	(16)	5	(11)
Contributions by employees	(8)	-	(8)	(8)	-	(8)
Benefits paid	127	54	181	128	57	185
Exchange translation differences	-	(112)	(112)	-	46	46
At end of year	(2,887)	(865)	(3,752)	(2,984)	(822)	(3,806)

Fair value of scheme assets
At start of year	4,390	1,007	5,397	2,852	854	3,706
Interest income on plan assets	85	28	113	137	43	180
Return on assets excluding amounts included in interest income	(1,573)	(247)	(1,820)	1	34	35
Contributions by employer	69	6	75	67	6	73
Contributions by employees	8	-	8	8	-	8
Benefits paid	(127)	(54)	(181)	(128)	(57)	(185)
Exchange translation differences	-	114	114	-	(46)	(46)
At end of year	2,852	854	3,706	2,937	834	3,771

Opening net balance	(239)	15	(224)	(35)	(11)	(46)
Service cost	(16)	(3)	(19)	(2)	(3)	(5)
Net interest on net defined benefit obligation	(4)	(1)	(5)	(1)	-	(1)
Contributions by employer	69	6	75	67	6	73
Actuarial gains/(losses)	155	(30)	125	(76)	20	(56)
Exchange translation differences	-	2	2	-	-	-
Net pension balance	(35)	(11)	(46)	(47)	12	(35)
Impact of asset ceiling	(5)	(4)	(9)	(6)	(22)	(28)
Overall net pension balance	(40)	(15)	(55)	(53)	(10)	(63)

Summary of net pension obligations and net pension assets

	2022 £m	2023 £m
Net pension asset recognised	129	119
Net pension obligation	(184)	(182)
Overall net pension balance	(55)	(63)

Amounts recognized in statement of comprehensive income

	2021 £m	2022 £m	2023 £m
Gains and losses arising during the year:
Experience losses on scheme liabilities	(153)	(88)	(11)
Experience gains/(losses) on scheme assets	279	(1,820)	35
Actuarial (losses)/gains on the present value of scheme liabilities due to changes in:
– discount rates	463	2,000	(145)
– inflation	(290)	32	15
– other actuarial assumptions	20	1	50
	319	125	(56)

Summary of fair value of scheme assets

FAIR VALUE OF SCHEME ASSETS	2022			2023
	UK £m	US £m	Total £m	UK £m	US £m	Total £m
Equities¹	272	4	276	431	3	434
Liability matching assets²	899	802	1,701	1,760	804	2,564
Property funds and ground leases³	651	-	651	406	-	406
Direct lending	241	-	241	229	-	229
Cash and cash equivalents⁴	788	17	805	98	27	125
Other	1	31	32	13	-	13
Total	2,852	854	3,706	2,937	834	3,771

Sensitivity analysis of actuarial assumptions

£m
Increase/decrease of 0.5% in discount rate	231
Increase/decrease of 0.25% in the expected inflation rate	69
Increase/decrease of one year in assumed life expectancy	101